FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06378

                       TEMPLETON DEVELOPING MARKETS TRUST
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500

Date of fiscal year end:  12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Developing Markets Trust

QUARTERLY STATEMENT OF INVESTMENTS

MARCH 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ................................................    3

Notes to Statement of Investments .......................................    9

                                  [LOGO](R)
                             FRANKLIN TEMPLETON
                                 INVESTMENTS

                    Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1
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

Templeton Developing Markets Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                      INDUSTRY                      SHARES/RIGHTS       VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 94.7%
COMMON STOCKS AND RIGHTS 87.1%
AUSTRIA 0.9%
OMV AG .........................................            Oil, Gas & Consumable Fuels                   785,830    $ 49,480,936
Wienerberger AG ................................                 Building Products                         21,497       1,342,107
                                                                                                                     ------------
                                                                                                                       50,823,043
                                                                                                                     ------------
BRAZIL 2.7%
AES Tiete SA ...................................    Independent Power Producers & Energy Traders      393,620,028      12,193,456
Centrais Eletricas Brasileiras SA ..............                 Electric Utilities                 1,228,354,498      27,290,155
Companhia de Bebidas das Americas
 (AmBev) .......................................                     Beverages                         27,784,679      14,443,729
CPFL Energia SA ................................                 Electric Utilities                     1,884,351      26,495,836
Energias do Brasil SA ..........................                Electrical Equipment                      312,461       4,567,436
Localiza Rent a Car SA .........................                    Road & Rail                           127,621       3,894,726
Natura Cosmeticos SA ...........................                 Personal Products                      2,554,289      28,683,207
Souza Cruz SA ..................................                      Tobacco                           2,160,017      43,388,531
                                                                                                                     ------------
                                                                                                                      160,957,076
                                                                                                                     ------------
CHINA 7.6%
Aluminum Corp. of China Ltd., H ................                  Metals & Mining                      97,284,000     100,358,892
China Mobile Ltd. ..............................        Wireless Telecommunication Services             1,847,924      16,804,577
China Petroleum and Chemical Corp.,
 H .............................................            Oil, Gas & Consumable Fuels                48,688,000      41,191,043
Citic Pacific Ltd. .............................              Industrial Conglomerates                  2,645,764       9,786,521
CNOOC Ltd. .....................................            Oil, Gas & Consumable Fuels                60,370,000      52,928,690
Denway Motors Ltd. .............................                    Automobiles                        68,846,386      30,047,955
PetroChina Co. Ltd., H .........................            Oil, Gas & Consumable Fuels               133,611,000     158,526,308
Shanghai Industrial Holdings Ltd. ..............              Industrial Conglomerates                 12,001,000      27,709,798
Travelsky Technology Ltd., H ...................                    IT Services                         5,999,000      10,565,175
                                                                                                                     ------------
                                                                                                                      447,918,959
                                                                                                                     ------------
CZECH REPUBLIC 0.2%
Komercni Banka AS ..............................                  Commercial Banks                         19,500       3,377,433
Philip Morris CR AS ............................                      Tobacco                              23,381      10,751,423
                                                                                                                     ------------
                                                                                                                       14,128,856
                                                                                                                     ------------
EGYPT 0.1%
Telecom Egypt ..................................       Diversified Telecommunication Services           1,531,977       4,321,943
                                                                                                                     ------------
HONG KONG 1.5%
Cheung Kong (Holdings) Ltd. ....................                    Real Estate                         1,947,000      24,645,727
Cheung Kong Infrastructure Holdings
 Ltd. ..........................................                 Electric Utilities                     2,447,000       8,518,875
Dairy Farm International Holdings Ltd. .........              Food & Staples Retailing                  1,734,654       6,765,151
Hopewell Holdings Ltd. .........................           Transportation Infrastructure                5,544,000      21,571,294
MTR Corp. Ltd. .................................                    Road & Rail                        10,625,849      26,601,853
                                                                                                                     ------------
                                                                                                                       88,102,900
                                                                                                                     ------------


                                          Quarterly Statement of Investments | 3

Templeton Developing Markets Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                      INDUSTRY                      SHARES/RIGHTS       VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND RIGHTS (CONTINUED)
  HUNGARY 3.3%
  Magyar Telekom PLC ...........................       Diversified Telecommunication Services          10,537,479    $ 53,178,315
  MOL Hungarian Oil and Gas Nyrt. ..............            Oil, Gas & Consumable Fuels                   632,010      72,844,369
  OTP Bank Ltd. ................................                  Commercial Banks                      1,110,570      50,842,059
  Richter Gedeon Nyrt. .........................                  Pharmaceuticals                         114,888      20,728,971
                                                                                                                     ------------
                                                                                                                      197,593,714
                                                                                                                     ------------
  INDIA 1.7%
  Gail India Ltd. ..............................                   Gas Utilities                        2,775,840      17,030,345
  Grasim Industries Ltd. .......................               Construction Materials                      21,600       1,047,565
  Hero Honda Motors Ltd. .......................                    Automobiles                           142,591       2,265,682
  Hindalco Industries Inc. .....................                  Metals & Mining                       1,584,000       4,786,530
  Hindustan Lever Ltd. .........................                 Household Products                     2,182,219      10,387,302
  Indian Oil Corp. Ltd. ........................            Oil, Gas & Consumable Fuels                 2,351,400      21,790,803
  Oil & Natural Gas Corp. Ltd. .................            Oil, Gas & Consumable Fuels                 1,994,106      40,610,487
a Shipping Corp. of India Ltd. .................                       Marine                             996,000       4,027,194
  Tata Chemicals Ltd. ..........................                     Chemicals                            208,583       1,001,073
                                                                                                                     ------------
                                                                                                                      102,946,981
                                                                                                                     ------------
  ISRAEL 0.1%
  Taro Pharmaceutical Industries Ltd. ..........                  Pharmaceuticals                       1,112,123       8,340,923
                                                                                                                     ------------
  MALAYSIA 1.0%
  Maxis Communications Bhd. ....................        Wireless Telecommunication Services            17,565,900      60,458,195
                                                                                                                     ------------
  MEXICO 4.4%
  America Movil SAB de CV, L, ADR ..............        Wireless Telecommunication Services             1,295,000      61,888,050
  Cemex SAB de CV, CPO, ADR ....................               Construction Materials                     850,000      27,837,500
  Grupo Modelo SAB de CV, C ....................                     Beverages                          5,147,991      26,348,059
  Grupo Televisa SA ............................                       Media                              843,700       5,051,103
  Kimberly Clark de Mexico SAB de CV, A ........                 Household Products                    17,577,157      79,612,458
  Telefonos de Mexico SA de CV, L, ADR .........       Diversified Telecommunication Services           1,719,540      57,432,636
                                                                                                                     ------------
                                                                                                                      258,169,806
                                                                                                                     ------------
  PAKISTAN 0.7%
  Pakistan Telecommunications Corp., A .........       Diversified Telecommunication Services          49,704,790      38,648,410
                                                                                                                     ------------
  PANAMA 0.2%
  Banco Latinoamericano de Exportaciones
   SA, E .......................................                  Commercial Banks                        718,800      11,960,832
                                                                                                                     ------------
  PHILIPPINES 0.6%
  San Miguel Corp., B ..........................                     Beverages                         22,727,236      33,766,179
                                                                                                                     ------------
  POLAND 0.7%
a Grupa Lotos SA ...............................            Oil, Gas & Consumable Fuels                     9,581         142,148
  Polski Koncern Naftowy Orlen SA ..............            Oil, Gas & Consumable Fuels                 2,318,128      38,436,611
                                                                                                                     ------------
                                                                                                                       38,578,759
                                                                                                                     ------------


4 | Quarterly Statement of Investments

Templeton Developing Markets Trust

----------------------------------------------------------------------------------------------------------------------------------
                                                                      INDUSTRY                      SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND RIGHTS (CONTINUED)
  RUSSIA 6.3%
  Bank Of Moscow ...............................                  Commercial Banks                        109,875    $  5,961,288
b Evraz Group SA, GDR, 144A ....................                  Metals & Mining                         186,800       6,272,744
  Gazprom, ADR .................................            Oil, Gas & Consumable Fuels                   723,148      30,227,586
  LUKOIL, ADR ..................................            Oil, Gas & Consumable Fuels                   743,832      64,341,468
  LUKOIL, ADR (London Exchange) ................            Oil, Gas & Consumable Fuels                   482,646      41,700,615
  Mining and Metallurgical Co. Norilsk
   Nickel ......................................                  Metals & Mining                         780,923     144,509,801
  Mobile Telesystems, ADR ......................        Wireless Telecommunication Services               499,330      27,942,507
  Novolipetsk Steel (NLMK) .....................                  Metals & Mining                         776,850       2,247,217
  TNK-BP .......................................            Oil, Gas & Consumable Fuels                 5,750,670      12,737,734
  Unified Energy Systems .......................                 Electric Utilities                    24,881,400      33,714,297
                                                                                                                     ------------
                                                                                                                      369,655,257
                                                                                                                     ------------
  SINGAPORE 1.1%
  ComfortDelGro Corp. Ltd. .....................                    Road & Rail                        21,755,000      28,532,558
  Fraser and Neave Ltd. ........................              Industrial Conglomerates                 11,585,980      38,943,187
                                                                                                                     ------------
                                                                                                                       67,475,745
                                                                                                                     ------------
  SOUTH AFRICA 16.3%
  Anglo American PLC ...........................                  Metals & Mining                       2,512,898     132,658,847
  Edgars Consolidated Stores Ltd. ..............                  Specialty Retail                      5,280,823      33,038,808
  Imperial Holdings Ltd. .......................              Air Freight & Logistics                   2,508,017      52,372,788
  JD Group Ltd. ................................                  Specialty Retail                      6,031,110      74,027,615
  Lewis Group Ltd. .............................                  Specialty Retail                      4,874,181      46,020,868
  Massmart Holdings Ltd. .......................              Food & Staples Retailing                  2,564,629      29,817,568
  MTN Group Ltd. ...............................        Wireless Telecommunication Services             6,395,840      86,835,319
  Naspers Ltd., N ..............................                       Media                            2,232,468      54,003,878
  Nedbank Group Ltd. ...........................                  Commercial Banks                      3,074,724      59,756,869
  Old Mutual PLC ...............................                     Insurance                         49,049,794     158,369,499
  Remgro Ltd. ..................................           Diversified Financial Services               8,444,280     210,670,528
  Standard Bank Group Ltd. .....................                  Commercial Banks                      1,387,716      20,428,404
  Tiger Brands Ltd. ............................                   Food Products                          159,408       3,889,072
                                                                                                                     ------------
                                                                                                                      961,890,063
                                                                                                                     ------------
  SOUTH KOREA 7.6%
  GS Holdings Corp. ............................            Oil, Gas & Consumable Fuels                   988,400      38,762,844
  Hana Financial Group Inc. ....................                  Commercial Banks                      1,474,569      76,322,149
  Hyundai Development Co. ......................             Construction & Engineering                   162,279       8,951,302
  Kangwon Land Inc. ............................           Hotels, Restaurants & Leisure                4,585,936      86,025,901
a LG Card Co. Ltd. .............................                  Consumer Finance                         95,177       4,354,735
  Lotte Shopping Co. Ltd. ......................                  Multiline Retail                        102,616      36,099,369
  Shinhan Financial Group Co. Ltd. .............                  Commercial Banks                      1,191,000      68,353,704
  SK Corp. .....................................            Oil, Gas & Consumable Fuels                   837,100      82,206,441
  SK Telecom Co. Ltd. ..........................        Wireless Telecommunication Services               217,187      44,203,752
                                                                                                                     ------------
                                                                                                                      445,280,197
                                                                                                                     ------------


                                          Quarterly Statement of Investments | 5

Templeton Developing Markets Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                      INDUSTRY                      SHARES/RIGHTS       VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    SWEDEN 1.1%
    Oriflame Cosmetics SA, SDR .................                 Personal Products                      1,623,184    $ 62,545,515
                                                                                                                     ------------
    TAIWAN 13.9%
    Asustek Computer Inc. ......................              Computers & Peripherals                  14,953,100      35,247,561
    Chunghwa Telecom Co. Ltd. ..................       Diversified Telecommunication Services          12,351,560      23,926,715
    Compal Communications Inc. .................              Communications Equipment                  1,639,000       5,398,942
    Compal Electronics Inc. ....................              Computers & Peripherals                  31,038,000      26,263,644
    D-Link Corp. ...............................              Communications Equipment                 24,329,582      42,718,305
    Lite-On Technology Corp. ...................              Computers & Peripherals                  35,828,643      46,288,138
    MediaTek Inc. ..............................      Semiconductors & Semiconductor Equipment          2,839,100      32,603,747
    Mega Financial Holding Co. Ltd. ............                  Commercial Banks                     92,289,308      60,243,248
    Novatek Microelectronics Corp. Ltd. ........      Semiconductors & Semiconductor Equipment          3,128,000      13,517,800
    President Chain Store Corp. ................              Food & Staples Retailing                 22,982,164      56,257,337
    Realtek Semiconductor Corp. ................      Semiconductors & Semiconductor Equipment         28,684,922      63,021,875
    Siliconware Precision Industries Co. .......      Semiconductors & Semiconductor Equipment         14,979,134      28,066,072
    Sunplus Technology Co. Ltd. ................      Semiconductors & Semiconductor Equipment         21,801,858      50,139,661
    Synnex Technology International Corp. ......         Electronic Equipment & Instruments            16,315,064      20,215,099
    Taiwan Mobile Co. Ltd. .....................        Wireless Telecommunication Services            54,268,106      58,138,542
    Taiwan Semiconductor Manufacturing Co.
     Ltd. ......................................      Semiconductors & Semiconductor Equipment        105,484,045     216,451,093
    United Microelectronics Corp. ..............      Semiconductors & Semiconductor Equipment         49,498,000      28,570,922
  a Yageo Corp. ................................         Electronic Equipment & Instruments            33,155,000      13,526,519
                                                                                                                     ------------
                                                                                                                      820,595,220
                                                                                                                     ------------
    THAILAND 1.8%
    Kasikornbank Public Co. Ltd., fgn. .........                  Commercial Banks                     15,226,052      29,138,688
    Siam Cement Public Co. Ltd., fgn. ..........               Construction Materials                   5,068,113      34,742,848
    Siam Commercial Bank Public Co. Ltd.,
     fgn. ......................................                  Commercial Banks                      3,804,177       7,334,532
    Thai Airways International Public Co. Ltd.,
     fgn. ......................................                      Airlines                         14,177,700      17,899,296
  b Thai Beverages Co. Ltd., 144A ..............                     Beverages                         52,273,000       8,440,575
    Thai Beverages Co. Ltd., fgn. ..............                     Beverages                         54,852,000       8,857,009
  a True Corp. Public Co. Ltd., fgn., rts.,
     3/28/08 ...................................       Diversified Telecommunication Services           2,258,595              --
                                                                                                                     ------------
                                                                                                                      106,412,948
                                                                                                                     ------------
    TURKEY 9.9%
    Akbank TAS .................................                  Commercial Banks                     27,105,772     181,094,597
    Anadolu Efes Biracilik Ve Malt
     Sanayii AS ................................                     Beverages                            342,305      11,250,326
    Arcelik AS, Br. ............................                 Household Durables                     9,354,829      63,171,977
    Hurriyet Gazete ............................                       Media                            1,183,714       3,503,521
    Tupras-Turkiye Petrol Rafineleri AS ........            Oil, Gas & Consumable Fuels                 5,839,281     130,041,459
  a Turk Hava Yollari Anonim Ortakligi .........                      Airlines                          1,896,000       9,534,483
a,b Turk Hava Yollari Anonim Ortakligi,
     144A ......................................                      Airlines                          5,903,000      29,684,627
    Turkcell Iletisim Hizmetleri AS ............        Wireless Telecommunication Services            14,645,257      74,699,228


6 | Quarterly Statement of Investments

Templeton Developing Markets Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      INDUSTRY                      SHARES/RIGHTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND RIGHTS (CONTINUED)
          TURKEY (CONTINUED)
        a Turkiye Vakiflar Bankasi T.A.O .......                  Commercial Banks                     14,093,450    $   31,588,767
        a Turkiye Vakiflar Bankasi T.A.O., D ...                  Commercial Banks                     20,266,919        50,667,298
                                                                                                                     --------------
                                                                                                                        585,236,283
                                                                                                                     --------------
          UNITED ARAB EMIRATES 1.2%
          Emaar Properties PJSC ................                    Real Estate                        22,843,000        68,743,317
                                                                                                                     --------------
          UNITED KINGDOM 2.2%
          HSBC Holdings PLC ....................                  Commercial Banks                      4,791,252        83,277,596
          Provident Financial PLC ..............                  Consumer Finance                      2,812,392        44,489,516
                                                                                                                     --------------
                                                                                                                        127,767,112
                                                                                                                     --------------
          TOTAL COMMON STOCKS AND RIGHTS
          (COST $3,753,021,233) ................                                                                      5,132,318,233
                                                                                                                     --------------
          DIRECT EQUITY INVESTMENTS (COST $4,447,586) 0.1%
          HONG KONG 0.1%
a,c,d,e,f Mayfair Hanoi, Ltd., 37.5% equity owned
           through HEA Holdings Ltd., a wholly owned
           investment ..........................                    Real Estate                                           5,507,295
                                                                                                                     --------------
          PREFERRED STOCKS 7.5%
          BRAZIL 7.4%
          Banco Bradesco SA, ADR, pfd ..........                  Commercial Banks                      1,154,798        46,700,031
          Companhia Vale do Rio Doce, ADR,
           pfd., A .............................                  Metals & Mining                       4,585,900       143,446,952
          Investimentos Itau SA, pfd ...........                  Commercial Banks                      8,414,000        46,834,947
          Petroleo Brasileiro SA, ADR, pfd .....            Oil, Gas & Consumable Fuels                 1,653,941       147,779,628
          Unibanco - Uniao de Bancos Brasileiros SA,
           GDR, pfd ............................                  Commercial Banks                        612,700        53,586,742
                                                                                                                     --------------
                                                                                                                        438,348,300
                                                                                                                     --------------
          CHILE 0.1%
          Embotelladora Andina SA, pfd., A .....                     Beverages                          1,767,218         5,239,597
                                                                                                                     --------------
          TOTAL PREFERRED STOCKS
           (COST $238,676,713) .................                                                                        443,587,897
                                                                                                                     --------------
          TOTAL LONG TERM INVESTMENTS
           (COST $3,996,145,532) ...............                                                                      5,581,413,425
                                                                                                                     --------------


                                          Quarterly Statement of Investments | 7

Templeton Developing Markets Trust

----------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
     SHORT TERM INVESTMENTS 5.4%
     UNITED STATES 5.4%
   g FFCB, 7/09/07 ..................................................................           $   10,000,000     $     9,862,390
   g FHLB, 4/25/07 ..................................................................              148,080,000         147,884,340
   g FNMA, 4/25/07 - 8/08/07 ........................................................              160,454,000         158,572,894
                                                                                                                   ---------------
     TOTAL SHORT TERM INVESTMENTS
      (COST $316,202,016) ...........................................................                                  316,319,624
                                                                                                                   ---------------
     TOTAL INVESTMENTS
      (COST $4,312,347,548) 100.1% ..................................................                                5,897,733,049
     OTHER ASSETS, LESS LIABILITIES
      (0.1)% ........................................................................                                   (6,840,398)
                                                                                                                   ---------------
     NET ASSETS 100.0% ..............................................................                              $ 5,890,892,651
                                                                                                                   ===============

SELECTED PORTFOLIO ABBREVIATIONS

ADR   -  American Depository Receipt
CPO   -  Certificates of Ordinary Participation
FFCB  -  Federal Farm Credit Bank
FHLB  -  Federal Home Loan Bank
FNMA  -  Federal National Mortgage Association
GDR   -  Global Depository Receipt
SDR   -  Swedish Depository Receipt

a     Non-income producing for the twelve months ended March 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2007, the aggregate value of these securities was $44,397,946, representing 0.75% of net assets.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2007, the aggregate value of these securities was $5,507,295, representing 0.10% of net assets.

d     See Note 5 regarding holdings of 5% voting securities.

e     See Note 4 regarding restricted securities.

f     See Note 6 regarding other considerations.

g     The security is traded on a discount basis with no stated coupon rate.


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Developing Markets Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities, generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                                          Quarterly Statement of Investments | 9

Templeton Developing Markets Trust

3. INCOME TAXES

At March 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:


Cost of investments .........................................   $ 4,420,882,959
                                                                ===============
Unrealized appreciation .....................................   $ 1,534,795,555
Unrealized depreciation .....................................       (57,945,465)
                                                                ---------------
Net unrealized appreciation (depreciation) ..................   $ 1,476,850,090
                                                                ===============

4. RESTRICTED SECURITIES

At March 31, 2007, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

-----------------------------------------------------------------------------------------------
                                                       ACQUISITION
SHARES   ISSUER                                           DATE          COST          VALUE
-----------------------------------------------------------------------------------------------
--       Mayfair Hanoi, Ltd., 37.5% equity
         owned through HEA Holdings Ltd.
         (0.10% OF NET ASSETS) ....................     10/31/96     $ 4,447,586   $  5,507,295
                                                                                   ============

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the three months ended March 31, 2007 were as shown below.

----------------------------------------------------------------------------------------------------------------------------------
                             NUMBER OF SHARES                          NUMBER OF SHARES    VALUE AT                     REALIZED
                             HELD AT BEGINNING    GROSS      GROSS       HELD AT END        END OF      INVESTMENT       CAPITAL
NAME OF ISSUER                   OF PERIOD      ADDITIONS  REDUCTIONS     OF PERIOD         PERIOD        INCOME       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES a
Mayfair Hanoi Ltd.,
 37.5% equity owned through
 HEA Holdings Ltd.
 (0.10% OF NET ASSETS)              --             --          --            --          $ 5,507,295    $      --       $      --
                                                                                         ========================================

a Issuer in which Fund owns 25% or more of the outstanding voting securities.


10 | Quarterly Statement of Investments

Templeton Developing Markets Trust

6. OTHER CONSIDERATIONS

Directors or employees of Templeton Asset Management Ltd., as the Fund's Investment Manager, serve as members of various bondholders' steering committees, on credit committees, and represent the funds in certain corporate restructuring negotiations. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to buy or sell any of these securities, it will comply with all applicable federal securities laws. The securities have been identified on the accompanying Statement of Investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 11











ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST

By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  May 24, 2007

By /s/GALEN G. VETTER
   -------------------------
   Galen G. Vetter
   Chief Financial Officer
   Date  May 24, 2007